UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21734

PIMCO Global StocksPLUS® & Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2011

Date of reporting period:	June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1: Schedule of Investments

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

June 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—77.8%
$631	American Home Mortgage Assets, 1.333%, 11/25/46, CMO, FRN	Caa1/CCC	$290,109
	Banc of America Commercial Mortgage, Inc., CMO, VRN (j),
2,000	5.489%, 3/11/41(a)(d)	NR/BBB	1,567,258
2,600	5.889%, 7/10/44	NR/A+	2,646,936
	Banc of America Funding Corp., CMO,
416	0.568%, 7/20/36, FRN	Ba1/AAA	287,643
1,273	3.210%, 12/20/34, VRN	NR/A-	877,585
3,140	5.743%, 3/20/36, FRN (j)	Caa2/B	2,549,481
769	5.846%, 1/25/37, VRN	B3/D	463,641
384	Banc of America Mortgage Securities, Inc., 6.00%, 7/25/46, CMO	B2/CCC	353,263
3,000	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(d)(j)	Aa2/NR	2,600,358
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
620	3.113%, 3/25/35	Caa2/BB-	483,132
1,765	3.399%, 2/25/34 (j)	Aa3/AA	1,481,426
2,736	5.813%, 8/25/47 (j)	NR/CCC	2,285,404
	Bear Stearns Alt-A Trust, CMO, VRN,
860	2.747%, 4/25/35	Aa2/BBB+	648,456
419	4.539%, 9/25/35	Ba1/CCC	317,712
	Bear Stearns Commercial Mortgage Securities, CMO, VRN,
1,000	5.694%, 6/11/50 (j)	NR/A+	1,014,507
1,300	5.808%, 3/13/40 (a)(d)	NR/BBB	1,059,683
1,000	5.904%, 2/11/41 (a)(d)	NR/BBB-	701,757
	Bear Stearns Structured Products, Inc., CMO, VRN,
670	5.487%, 1/26/36	B2/A+	423,685
701	5.563%, 12/26/46	Caa1/CCC	463,705
1,705	CBA Commercial Small Balance Commercial Mortgage,
	5.54%, 1/25/39, CMO (a)(d)(f)	Ca/BB-	988,167
	CC Mortgage Funding Corp., CMO, FRN (a)(d),
153	0.647%, 8/25/35	A3/AAA	97,079
27	0.687%, 10/25/34	Aaa/AAA	21,770
1,378	Charlotte Gateway Village LLC, 6.41%, 12/1/16, CMO (a)(d)(f)	NR/A+	1,454,058
1,600	Chase Commercial Mortgage Securities Corp., 6.65%, 7/15/32, CMO (a)(d)	Ba3/NR	1,374,451
	Citigroup Mortgage Loan Trust, Inc., CMO,
195	3.157%, 8/25/35, FRN	B3/AA	169,247
1,667	3.626%, 3/25/37, VRN	NR/CCC	1,039,022
1,015	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.397%, 7/15/44, CMO, VRN (j)	A1/BBB	667,283
	Countrywide Alternative Loan Trust, CMO,
1,897	0.558%, 5/20/46, FRN	Ba1/CCC	964,321
394	0.587%, 12/25/46, FRN	Ca/CCC	107,036
2,310	0.677%, 10/25/35, FRN	Ba2/CCC	1,261,716
4,657	0.697%, 5/25/36, FRN (j)	B3/CCC	2,479,193
183	5.25%, 8/25/35	NR/CCC	159,583
1,608	5.50%, 8/25/34	NR/AAA	937,204
83	5.50%, 2/25/36	Caa3/CC	48,151
1,665	5.50%, 3/25/36	B3/NR	1,212,562
328	5.593%, 10/25/35, VRN	NR/CC	226,643
729	5.787%, 2/25/37, VRN	NR/CCC	509,105
230	6.25%, 9/25/34	A1/AAA	220,555

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
$1,863	0.667%, 3/25/35, FRN (j)	A1/AAA	$1,098,931
320	0.737%, 2/25/35, FRN	Ba1/BBB	107,047
1,771	5.117%, 10/20/35, VRN	Caa2/CCC	1,283,875
730	5.300%, 10/20/35, VRN	Caa2/CCC	599,776
379	6.00%, 3/25/36	NR/CCC	79,960
2,600	Credit Suisse First Boston Mortgage Securities Corp.,
	5.745%, 12/15/36, CMO, VRN (a)(d)(j)	NR/BBB+	1,970,299
	Credit Suisse Mortgage Capital Certificates, CMO,
534	6.00%, 11/25/36	B1/NR	464,593
2,000	6.422%, 2/15/41, VRN (j)	NR/AA	2,012,478
1,822	Falcon Franchise Loan LLC, 4.856%, 1/5/25, CMO (a)(d)	Ba1/NR	1,652,664
1,032	First Horizon Alternative Mortgage Securities,
	6.177%, 2/25/36, CMO, FRN	Ca/D	47,359
2,728	First Horizon Asset Securities, Inc., 5.470%, 1/25/37, CMO, FRN	NR/CCC	2,222,358
	GE Capital Commercial Mortgage Corp., CMO, VRN,
1,000	5.257%, 7/10/45 (a)(d)	NR/BB	378,663
1,000	5.323%, 5/10/43	NR/BB	606,709
458	GMAC Mortgage Corp. Loan Trust, 3.322%, 6/25/34, CMO, FRN (j)	NR/AAA	390,406
	GSR Mortgage Loan Trust, CMO,
479	2.918%, 5/25/35, VRN	Caa1/B+	335,809
468	2.943%, 9/25/35, FRN (j)	NR/AAA	439,842
337	3.538%, 4/25/35, VRN	Caa2/BB-	262,512
813	5.50%, 6/25/36	NR/CCC	714,510
	Harborview Mortgage Loan Trust, CMO,
47	0.648%, 4/19/34, FRN	Aaa/AAA	42,368
2,665	1.347%, 11/25/47, FRN	Baa3/B-	1,725,430
305	2.534%, 11/19/34, FRN	Ba1/B+	176,244
1,237	6.079%, 6/19/36, VRN	Caa3/CC	718,460
1,077	HSBC Asset Loan Obligation, 5.969%, 1/25/37, CMO, VRN	NR/CC	695,329
4	Impac CMB Trust, 0.987%, 10/25/33, CMO, FRN	WR/A	3,245
	Indymac Index Mortgage Loan Trust, CMO, FRN,
3,881	0.617%, 6/25/37	Caa1/CCC	866,181
108	0.627%, 3/25/35	Ba1/BB-	70,961
¥97,808	JLOC Ltd., 0.505%, 2/16/16, CMO, FRN (a)(b)(d)(k)
	(acquisition cost-$823,820; purchased 4/23/07)	Aaa/AAA	842,070
$1,330	JPMorgan Alternative Loan Trust, 7.00%, 12/25/35, CMO	NR/CCC	889,168
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO (a)(d),
2,000	0.800%, 7/15/19, FRN (j)	Aa2/NR	1,504,145
1,500	5.464%, 5/15/41, VRN	Baa1/NR	999,469
	JPMorgan Mortgage Trust, CMO,
1,499	3.556%, 4/25/37, VRN	Caa2/CCC	1,053,030
2,270	4.943%, 8/25/35, FRN (j)	NR/CCC	1,910,556
589	5.50%, 6/25/37	NR/CC	527,357
3,266	5.827%, 8/25/36, VRN (j)	Caa2/NR	2,648,331
	Luminent Mortgage Trust, CMO, FRN,
1,729	0.517%, 12/25/36	B2/B+	1,015,026
1,730	0.547%, 10/25/46	Ba1/A-	965,503

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$513	MASTR Adjustable Rate Mortgage Trust, 3.326%, 10/25/34, CMO, VRN	NR/A	$412,388
170	Mellon Residential Funding Corp., 0.817%, 6/15/30, CMO, FRN	Aaa/AAA	147,130
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	5.378%, 8/12/48, CMO (j)	Aa2/A	924,236
440	MLCC Mortgage Investors, Inc., 4.25%, 10/25/35, CMO, FRN (j)	Baa1/AAA	397,288
	Morgan Stanley Capital I, CMO,
500	5.376%, 11/14/42, VRN	A1/BB+	342,627
100	5.379%, 8/13/42, VRN (a)(d)	NR/BB-	43,642
1,000	5.569%, 12/15/44 (j)	NR/A+	932,540
368	Provident Funding Mortgage Loan Trust, 3.02%, 10/25/35, CMO, FRN	B1/AAA	309,593
3,000	RBSCF Trust, 6.068%, 2/17/51, CMO, VRN (a)(d)(f)(j)	NR/NR	2,370,182
	Residential Accredit Loans, Inc., CMO, VRN,
736	3.304%, 12/26/34	B2/BB+	520,442
1,999	5.881%, 1/25/36	Caa2/CC	1,125,266
340	Residential Asset Mortgage Products, Inc., 7.50%, 12/25/31, CMO	NR/BB-	344,007
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
1,529	1.663%, 5/25/35, FRN	B3/CCC	749,506
282	5.537%, 9/25/35, VRN	Caa2/BB-	218,762
1,502	5.818%, 11/25/36, VRN	NR/CC	1,131,636
1,717	5.877%, 4/25/36, VRN	NR/CC	1,196,832
1,031	5.948%, 1/25/36, VRN	NR/CCC	737,079
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
830	0.577%, 2/25/36	B1/CCC	469,494
746	0.627%, 2/25/36	Ba3/CCC	412,211
435	Suntrust Adjustable Rate Mortgage Loan Trust,
	3.292%, 1/25/37, CMO, VRN	NR/CCC	339,291
	Wachovia Bank Commercial Mortgage Trust, CMO,
1,101	1.350%, 9/15/21, FRN (a)(d)	B1/CCC-	886,317
1,020	4.982%, 2/15/35 (a)(d)	NR/BB+	762,232
1,500	5.541%, 1/15/41, VRN (a)(d)(j)	Baa2/BBB	764,193
2,500	6.099%, 2/15/51, VRN (j)	Aaa/BBB	2,401,680
1,569	Wachovia Mortgage Loan Trust LLC, 3.522%, 10/20/35, CMO, FRN	NR/B+	1,205,957
	WaMu Mortgage Pass Through Certificates, CMO, FRN,
295	0.637%, 7/25/45	Aaa/AAA	230,292
1,825	0.637%, 10/25/45 (j)	Aa2/AAA	1,422,186
1,887	0.667%, 7/25/45 (j)	Aaa/AAA	1,468,364
261	1.151%, 1/25/47	Caa1/CCC	157,556
143	6.064%, 8/25/36	NR/CCC	29,172
4,629	Washington Mutual Alternative Mortgage Pass Through Certificates,
	1.191%, 4/25/47, CMO, FRN	Ca/CC	1,210,897
	Total Mortgage-Backed Securities (cost—$79,480,583)		89,436,549

CORPORATE BONDS & NOTES—66.0%
Airlines—4.5%
1,000	American Airlines, Inc., 10.50%, 10/15/12 (a)(d)(j)	B2/B	1,042,500
1,234	Northwest Airlines, Inc., 1.215%, 5/20/14, FRN (MBIA) (j)	Baa2/BBB-	1,093,584
	United Air Lines Pass Through Trust (j),
2,224	6.636%, 1/2/24	Ba1/BB+	2,045,904
974	10.40%, 5/1/18	Ba1/BBB	1,047,613
			5,229,601

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Automotive—0.1%
$100	Tenneco, Inc., 8.625%, 11/15/14	Caa1/CCC+	$101,375

Banking—6.0%
2,800	Discover Bank, 7.00%, 4/15/20 (j)	Ba1/BBB-	2,834,199
1,600	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(g)(j)	A2/AA-	1,983,983
2,000	Regions Financial Corp., 7.75%, 11/10/14 (j)	Baa3/BBB-	2,112,590
			6,930,772

Financial Services—25.5%
	Ally Financial, Inc.,
31	6.00%, 3/15/19	B3/B	24,671
9	6.10%, 9/15/19	B3/B	7,217
45	6.15%, 3/15/16	B3/B	39,277
60	6.25%, 4/15/19	B3/B	48,395
98	6.30%, 8/15/19	B3/B	79,590
7	6.35%, 4/15/16	B3/B	6,097
10	6.35%, 4/15/19	B3/B	8,162
23	6.50%, 10/15/16	B3/B	20,046
10	6.55%, 12/15/19	B3/B	8,245
12	6.60%, 8/15/16	B3/B	10,625
29	6.65%, 6/15/18	B3/B	24,328
10	6.65%, 10/15/18	B3/B	8,337
29	6.70%, 6/15/18	B3/B	24,522
29	6.75%, 8/15/16	B3/B	25,638
10	6.75%, 9/15/16	B3/B	8,830
3	6.75%, 6/15/17	B3/B	2,613
56	6.75%, 3/15/18	B3/B	47,661
5	6.75%, 7/15/18	B3/B	4,215
20	6.75%, 9/15/18	B3/B	16,990
3	6.75%, 6/15/19	B3/B	2,519
18	6.85%, 4/15/16	B3/B	16,073
19	6.85%, 7/15/16	B3/B	16,935
37	6.85%, 5/15/18	B3/B	31,719
2	6.875%, 8/15/16	B3/B	1,782
18	6.875%, 7/15/18	B3/B	15,264
30	6.90%, 6/15/17	B3/B	26,267
50	6.90%, 7/15/18	B3/B	42,565
5	6.90%, 8/15/18	B3/B	4,256
8	6.95%, 6/15/17	B3/B	7,021
18	7.00%, 1/15/17	B3/B	16,060
28	7.00%, 6/15/17	B3/B	24,656
60	7.00%, 7/15/17	B3/B	52,706
129	7.00%, 2/15/18	B3/B	111,919
1	7.00%, 3/15/18	B3/B	867
42	7.00%, 8/15/18	B3/B	35,985
223	7.05%, 3/15/18	B3/B	193,380
4	7.05%, 4/15/18	B3/B	3,485
80	7.15%, 9/15/18	B3/B	69,219
15	7.20%, 10/15/17	B3/B	13,231
193	7.25%, 8/15/12	B3/B	188,505
109	7.25%, 9/15/17	B3/B	96,190

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$181	7.25%, 1/15/18	B3/B	$160,033
293	7.25%, 4/15/18	B3/B	258,114
5	7.25%, 8/15/18	B3/B	4,346
91	7.25%, 9/15/18	B3/B	79,245
199	7.30%, 1/15/18	B3/B	176,188
57	7.35%, 4/15/18	B3/B	50,596
2	7.375%, 4/15/18	B3/B	1,768
55	7.40%, 12/15/17	B3/B	49,025
12	7.50%, 6/15/16	B3/B	11,051
7	7.50%, 11/15/16	B3/B	6,284
51	7.50%, 8/15/17	B3/B	46,499
18	7.50%, 11/15/17	B3/B	16,105
22	7.50%, 12/15/17	B3/B	19,730
4	7.55%, 5/15/16	B3/B	3,694
12	7.75%, 10/15/17	B3/B	10,931
46	8.00%, 11/15/17	B3/B	42,634
2	8.125%, 11/15/17	B3/B	1,866
2,000	8.30%, 2/12/15 (a)(d)(j)	B3/B	2,030,000
326	9.00%, 7/15/20	B3/B	320,023
2,700	C10 Capital SPV Ltd., 6.722%, 12/31/16 (g)(j)	NR/B-	1,785,353
	CIT Group, Inc.,
302	7.00%, 5/1/13	B3/B+	291,065
454	7.00%, 5/1/14	B3/B+	429,793
454	7.00%, 5/1/15	B3/B+	420,721
756	7.00%, 5/1/16	B3/B+	693,643
1,058	7.00%, 5/1/17	B3/B+	957,872
1,200	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37) (j)	Ba1/BB-	1,174,726
	Ford Motor Credit Co. LLC (j),
2,120	3.048%, 1/13/12, FRN	Ba3/B-	2,061,700
1,300	7.25%, 10/25/11	Ba3/B-	1,335,971
2,300	7.50%, 8/1/12	Ba3/B-	2,353,482
400	8.00%, 6/1/14	Ba3/B-	413,282
3,850	8.00%, 12/15/16	Ba3/B-	3,943,855
€4,600	General Electric Capital Corp.,
	4.625%, 9/15/66, (converts to FRN on 9/15/16) (a)(d)	Aa3/A+	4,648,384
$3,000	International Lease Finance Corp., 6.625%, 11/15/13 (j)	B1/BB+	2,797,500
	SLM Corp.,
200	4.286%, 2/1/14, FRN	Ba1/BBB-	171,644
1,250	8.45%, 6/15/18 (j)	Ba1/BBB-	1,155,961
			29,309,147

Healthcare & Hospitals—4.7%
3,000	Biomet, Inc., 11.625%, 10/15/17 (j)	Caa1/B-	3,262,500
2,000	HCA, Inc., 9.25%, 11/15/16 (j)	B2/BB-	2,125,000
			5,387,500

Hotels/Gaming—1.0%
1,100	MGM Resorts International, 9.00%, 3/15/20 (a)(d)(j)	B1/B	1,135,750

Insurance—7.3%
	American International Group, Inc. (j),
4,500	0.414%, 10/18/11, FRN	A3/A-	4,248,684
4,565	5.60%, 10/18/16	A3/A-	4,190,670
			8,439,354

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Materials & Processing—2.1%
$2,000	Teck Resources Ltd., 10.25%, 5/15/16 (j)	Baa3/BBB	$2,362,668

Oil & Gas—6.5%
	Anadarko Petroleum Corp.,
200	6.20%, 3/15/40	Ba1/BBB-	158,887
1,500	6.45%, 9/15/36	Ba1/BBB-	1,197,840
2,900	BP Capital Markets PLC, 4.75%, 3/10/19	A2/A	2,414,685
357	Global Geophysical Services, Inc., 10.50%, 5/1/17 (a)(d)	B3/B	344,505
3,000	Quicksilver Resources, Inc., 11.75%, 1/1/16 (j)	B2/B+	3,322,500
			7,438,417

Real Estate Investment Trust—0.9%
1,000	Reckson Operating Partnership L.P., 7.75%, 3/15/20 (a)(d)	Ba2/BB+	982,850

Retail—4.7%
2,666	CVS Pass Through Trust, 5.88%, 1/10/28 (j)	Baa2/NR	2,743,771
3,000	New Albertson’s, Inc., 8.00%, 5/1/31 (j)	Ba3/B+	2,610,000
			5,353,771

Telecommunications—1.8%
2,000	Wind Acquisition Finance S.A., 11.75%, 7/15/17 (a)(d)(j)	B2/B+	2,060,000

Transportation—0.9%
1,075	Navios Maritime Holdings, Inc., 8.875%, 11/1/17 (a)(d)(j)	Ba3/BB-	1,088,437
	Total Corporate Bonds & Notes (cost—$72,309,583)		75,819,642

U.S. GOVERNMENT AGENCY SECURITIES—16.3%
	Fannie Mae,
3,048	4.50%, 8/1/39, MBS (j)	Aaa/AAA	3,165,602
2,796	4.50%, 10/1/39, MBS (j)	Aaa/AAA	2,904,151
4,812	6.00%, 8/1/34, MBS (j)	Aaa/AAA	5,279,711
1,449	6.00%, 12/1/34, MBS (j)	Aaa/AAA	1,590,407
2,252	6.00%, 11/1/36, MBS (j)	Aaa/AAA	2,451,436
695	6.00%, 12/1/37, MBS (j)	Aaa/AAA	754,784
827	6.00%, 3/1/38, MBS (j)	Aaa/AAA	897,842
179	7.00%, 12/25/23, CMO (j)	Aaa/AAA	209,507
118	7.50%, 6/1/32, MBS (j)	Aaa/AAA	131,109
62	7.80%, 6/25/26, ABS, VRN	Aaa/AAA	62,849
270	9.977%, 12/25/42, CMO, VRN (j)	Aaa/AAA	294,667
780	13.675%, 8/25/22, CMO, FRN (b)(j)	Aaa/AAA	969,427
	Freddie Mac,
29	7.00%, 8/15/23, CMO (j)	Aaa/AAA	31,964
	Total U.S. Government Agency Securities (cost—$17,939,474)		18,743,456

ASSET-BACKED SECURITIES—10.0%
1,192	Aircraft Certificate Owner Trust, 6.455%, 9/20/22 (a)(d)	Ba3/BB+	1,084,943
609	Ameriquest Mortgage Securities, Inc., 5.972%, 2/25/33, FRN (e)	Ca/D	53,037
500	Centex Home Equity, 0.797%, 6/25/35, FRN	Caa2/AA	334,703
1,200	Citigroup Mortgage Loan Trust, Inc., 5.972%, 1/25/37	Caa2/CCC	682,808
370	Denver Arena Trust, 6.94%, 11/15/19 (a)(d)	NR/NR	333,265
469	EMC Mortgage Loan Trust, 0.817%, 5/25/39, FRN (a)(d)(j)	Aaa/NR	356,258

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Lehman XS Trust,
$950	5.42%, 11/25/35	Ba1/AAA	$679,907
767	5.72%, 5/25/37	Caa3/CC	474,087
908	MASTR Asset Backed Securities Trust, 5.233%, 11/25/35 (j)	A1/BBB	854,949
554	Morgan Stanley ABS Capital I, 0.407%, 5/25/37, FRN	Baa2/BB	442,842
5,000	Origen Manufactured Housing, 7.65%, 3/15/32 (j)	B2/NR	5,137,890
269	Quest Trust, 0.467%, 8/25/36, FRN (a)(d)	Caa3/BBB	245,598
	Residential Asset Mortgage Products, Inc.,
129	1.027%, 3/25/33, FRN	Ba1/CCC	80,269
179	5.572%, 6/25/32, VRN	Aa3/BB	143,330
297	Residential Funding Securities LLC, 0.797%, 6/25/33, FRN (a)(d)(j)	Aa1/AAA	247,097
97	Soundview Home Equity Loan Trust, 0.407%, 11/25/36, FRN (a)(d)	Caa3/CCC	49,851
522	Washington Mutual Asset Backed Certificates, 0.407%, 10/25/36, FRN	Ba3/CCC	322,363
	Total Asset-Backed Securities (cost—$10,560,431)		11,523,197

U.S. TREASURY OBLIGATIONS (h)—6.8%
	U.S. Treasury Notes,
3,932	1.00%, 7/31/11		3,957,346
3,658	1.00%, 9/30/11 (j)		3,684,008
216	1.00%, 10/31/11		217,570
	Total U.S. Treasury Obligations (cost—$7,837,714)		7,858,924

SENIOR LOANS (a)(c)—2.4%
Automotive Products—1.6%
	Ford Motor Corp., Term B,
910	3.31%, 12/15/13		862,195
1,007	3.35%, 12/15/13		953,933
			1,816,128

Insurance—0.8%
1,000	American General Finance Corp., 7.25%, 4/21/15		975,000
	Total Senior Loans (cost—$2,903,344)		2,791,128

MUNICIPAL BONDS & NOTES—1.2%
West Virginia—1.2%
1,900	Tobacco Settlement Finance Auth. Rev.,
	7.467%, 6/1/47, Ser. A (cost—$1,787,331)	Baa3/BBB	1,417,457

Shares
COMMON STOCK—0.8%
Financial Services—0.8%
26,029	CIT Group, Inc. (i) (cost—$496,153)		881,342

CONVERTIBLE PREFERRED STOCK—0.4%
Electric—0.4%
8,600	PPL Corp., 9.50%, 7/1/13 (cost—$430,000)	NR/NR	444,639

SHORT-TERM INVESTMENTS—31.6%

Principal
Amount
(000s)
U.S. Treasury Obligations (h)—0.6%
	U.S. Treasury Notes,
$176	0.875%, 4/30/11		176,818
494	0.875%, 5/31/11		496,470
	Total U.S. Treasury Obligations (cost—$669,705)		673,288

U.S. Treasury Bills (h)—11.3%
12,987	0.045%-0.211%, 7/8/10-9/23/10 (cost—$12,985,062)		12,985,245

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
U.S. Government Agency Securities (h)—0.6%
	Freddie Mac,
$552	0.204%, 2/1/11, FRN	Aaa/AAA	$551,967
174	0.607%, 3/9/11, FRN	Aaa/AAA	174,166
	Total U.S. Government Agency Securities (cost—$726,314)		726,133

Corporate Notes—9.2%
Financial Services—8.2%
	American General Finance Corp.,
1,700	4.625%, 9/1/10 (j)	B2/B	1,700,000
€800	4.625%, 6/22/11	B2/NR	930,597
$3,000	Ford Motor Credit Co. LLC, 5.787%, 6/15/11, FRN (j)	Ba3/B-	3,041,250
1,000	Ford Motor Credit Co. LLC, 7.375%, 2/1/11 (j)	Ba3/B-	1,018,865
	International Lease Finance Corp. (j),
700	4.875%, 9/1/10	B1/BB+	698,250
2,100	4.95%, 2/1/11	B1/BB+	2,079,000
			9,467,962

Insurance—0.8%
1,000	Foundation Re II Ltd., 7.195%, 11/26/10, FRN (a)(b)(d)(k)
	(acquisition cost-$1,000,000; purchased 11/10/06)	NR/BB+	956,200

Oil & Gas—0.2%
200	BP Capital Markets PLC, 0.667%, 4/11/11, FRN (j)	A2/NR	191,336
	Total Corporate Notes (cost—$10,351,657)		10,615,498

Repurchase Agreements—9.9%
10,400	Barclays Capital, Inc., dated 6/30/10, 0.01%, due 7/1/10, proceeds $10,400,003; collateralized by U.S. Treasury Inflation Index Bonds, 2.00%, 1/15/14, valued at $10,607,195 including accrued interest		10,400,000
964	State Street Bank & Trust Co., dated 6/30/10, 0.01%, due 7/1/10, proceeds $964,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $988,034 including accrued interest		964,000
	Total Repurchase Agreements (cost—$11,364,000)		11,364,000
	Total Short-Term Investments (cost—$36,096,738)		36,364,164

Contracts		Value*
OPTIONS PURCHASED (i)—1.9%
	Put Options—1.9%
	S&P 500 Index Futures (CME),
220	strike price $1,050, expires 7/16/10 (cost—$688,325)	$2,128,500

	Total Investments before options written (cost—$230,529,676)—215.2%	247,408,998

OPTIONS WRITTEN (i)—(0.1)%
	Call Options—(0.1)%
	S&P 500 Index Futures (CME),
220	strike price $1,105, expires 7/16/10 (premiums received—$1,621,675)	(118,250)

	Total Investments net of options written (cost—$228,908,001)—215.1%	247,290,748
	Other liabilities in excess of other assets—(115.1%)	(132,350,062)
	Net Assets—100%	$114,940,686

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $43,419,206, representing 37.8% of net assets.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on June 30, 2010.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Fair-Valued—Securities with an aggregate value of $4,812,407, representing 4.2% of net assets.

(g)	Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated as collateral for futures contracts and swaps.

(i)	Non-income producing.

(j)	All or partial amount segregated as collateral for reverse repurchase agreements.

(k)	Restricted. The aggregate acquisition cost of such securities is $1,823,820 and the aggregate market value is $1,798,270, representing 1.6% of net assets.

Glossary:

ABS—Asset-Backed Securities

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2010.

¥—Japanese Yen

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2010.

WR—Withdrawn Rating

Other Investments:

(a)  Futures contracts outstanding at June 30, 2010:

			Market
			Value	Expiration	Unrealized
Type		Contracts	(000s)	Date	Depreciation
Long:	E-mini S&P 500 Index	675	$34,648	9/17/10	$(1,983,300)
	S&P 500 Index	125	32,081	9/16/10	(1,514,475)
					$(3,497,775)

(b)  Transactions in options written for the three months ended June 30, 2010:

	Contracts	Premiums
Options outstanding, March 31, 2010	200	$1,024,250
Options written	660	5,316,025
Options terminated in closing transactions	(440)	(3,694,350)
Options exercised	(200)	(1,024,250)
Options outstanding, June 30, 2010	220	$1,621,675

(c) Credit default swap agreements:

Buy protection swap agreements outstanding at June 30, 2010 (1):

	Notional Amount						Upfront
Swap Counterparty/	Payable on Default	Credit		Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (4)	Spread (3)		Date	Made	Value (5)	Paid	Appreciation
Citigroup:
CIFC	$1,000		†	10/20/20	(2.15)%	$476,512	—	$476,512
Goldman Sachs:
CIFC	478		†	10/20/20	(4.50)%	210,597	—	210,597
TELOS	1,500		†	10/11/21	(5.00)%	627,529	—	627,529
JPMorgan Chase:
Indymac Home Equity Loan	1,365		†	6/25/30	(0.45)%	297,218	—	297,218
Morgan Stanley:
Aegis Asset Backed Securities Trust	1,272		†	6/25/34	(1.15)%	868,519	—	868,519
						$2,480,375	—	$2,480,375

Sell protection swap agreements outstanding at June 30, 2010 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received	Value (5)	Received	(Depreciation)
Bank of America:
Long Beach Mortgage Loan Trust	$738		7/25/33	6.25%	$(659,184)	—	$(659,184)
SLM	5,000	3.01%	12/20/10	5.00%	54,176	$(437,500)	491,676
Barclays Bank:
RSHB Capital	4,900	1.91%	7/20/11	1.65%	23,062	—	23,062
Citigroup:
General Electric	2,100	2.03%	12/20/13	4.65%	182,349	—	182,349
SLM	2,000	5.75%	12/20/13	5.00%	(42,105)	(315,000)	272,895
Deutsche Bank:
American International Group	2,000	3.16%	3/20/13	2.10%	(52,254)	—	(52,254)
General Electric	1,300	2.03%	12/20/13	4.70%	115,023	—	115,023
SLM	1,200	5.75%	12/20/13	5.00%	(25,263)	(168,000)	142,737
Merrill Lynch:
American Express	1,000	1.01%	12/20/13	4.40%	115,179	—	115,179
SLM	1,000	5.75%	12/20/13	5.00%	(21,053)	(140,000)	118,947
Morgan Stanley:
Indymac Home Equity Loan	1,365	†	6/25/30	1.82%	(273,487)	—	(273,487)
Morgan Stanley Dean Witter	156	†	8/25/32	3.22%	(151,576)	(2,931)	(148,645)
UBS:
Aegis Asset Backed Securities Trust	1,272	†	6/25/34	1.50%	(866,721)	—	(866,721)
					$(1,601,854)	$(1,063,431)	$(538,423)

† Credit spread not quoted for asset-backed securities.

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d) Interest rate swap agreements outstanding at June 30, 2010:

			Rate Type			Upfront	Unrealized
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Appreciation
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid(Received)	(Depreciation)
Credit Suisse First Boston	$80,000	6/17/29	3-Month USD-LIBOR	4.60%	$11,851,648	$(360,000)	$12,211,648
Deutsche Bank	50,000	9/22/16	3-Month USD-LIBOR	3.30%	3,055,097	—	3,055,097
Deutsche Bank	50,000	12/16/16	4.00%	3-Month USD-LIBOR	(2,384,514)	568,000	(2,952,514)
Morgan Stanley	78,000	12/16/11	3-Month USD-LIBOR	3.00%	2,545,964	2,816,252	(270,288)
Morgan Stanley	50,300	6/16/30	4.00%	3-Month USD-LIBOR	(3,054,659)	3,521,000	(6,575,659)
Royal Bank of Scotland	50,000	6/16/30	4.00%	3-Month USD-LIBOR	(3,036,441)	3,500,000	(6,536,441)
					$8,977,095	$10,045,252	$(1,068,157)

(e) Total return swap agreements outstanding at June 30, 2010:

Pay/Receive Total Return on Reference Index	Index	Units	Floating Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Depreciation
Receive	MSCI Daily Total Return EAFE	14,456	1-Month USD-LIBOR minus 0.24%	$53,507,381	12/31/10	Merrill Lynch	$(6,415,771)

(1) Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

EAFE—Europe and Australia, Far East Equity Index

LIBOR—London Inter-Bank Offered Rate

MSCI—Morgan Stanley Capital International

(f)  Forward foreign currency contracts outstanding at June 30, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	June 30, 2010	(Depreciation)
Purchased:
753,000 Australian Dollar settling 7/30/10	JPMorgan Chase	$653,604	$633,978	$(19,626)
1,102,000 British Pound settling 9/23/10	Bank of America	1,633,197	1,648,631	15,434
423,000 Danish Krone settling 9/21/10	Citigroup	70,048	69,579	(469)
1,445,000 Euro settling 8/24/10	Citigroup	1,783,911	1,770,471	(13,440)
1,483,000 Hong Kong Dollar settling 7/26/10	Deutsche Bank	191,266	190,460	(806)
86,600,000 Japanese Yen settling 7/14/10	Bank of America	945,931	978,826	32,895
381,000 Norwegian Krone settling 9/21/10	Citigroup	59,274	58,350	(924)
1,659,000 Swedish Krona settling 9/21/10	Citigroup	212,870	213,178	308
654,000 Swiss Franc settling 9/21/10	Citigroup	581,633	607,400	25,767
Sold:
4,190,000 Euro settling 7/26/10	Credit Suisse First Boston	5,615,166	5,132,949	482,217
				$521,356

The Fund received $14,650,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(g) Open reverse repurchase agreements at June 30, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.50%	6/9/10	7/9/10	$5,782,647	$5,780,881
	0.70%	6/8/10	7/9/10	9,030,840	9,026,803
	0.70%	6/23/10	7/23/10	1,836,736	1,836,450
	0.95%	5/5/10	8/5/10	3,422,140	3,417,000
	0.95%	6/4/10	7/12/10	4,333,085	4,330,000
	1.20%	5/5/10	8/5/10	1,743,306	1,740,000
Barclays Bank	0.28%	6/21/10	7/14/10	1,827,142	1,827,000
	0.33%	6/15/10	7/14/10	1,395,205	1,395,000
	0.48%	6/9/10	7/12/10	3,597,055	3,596,000
	0.48%	6/21/10	7/21/10	1,875,250	1,875,000
	0.70%	6/9/10	7/12/10	4,320,848	4,319,000
	0.70%	6/16/10	7/16/10	3,400,992	3,400,000
	1.20%	6/16/10	7/16/10	2,364,181	2,363,000
	1.35%	6/16/10	7/16/10	4,457,506	4,455,000
Credit Suisse First Boston	0.25%	6/14/10	7/14/10	9,101,074	9,100,000
	0.55%	6/18/10	7/20/10	2,229,443	2,229,000
	0.55%	6/21/10	7/21/10	2,640,403	2,640,000
	0.55%	6/29/10	7/27/10	182,005	182,000
	0.65%	6/15/10	7/15/10	985,285	985,000
	0.65%	6/18/10	7/20/10	1,999,469	1,999,000
	0.65%	6/29/10	7/27/10	214,008	214,000
	0.75%	6/3/10	7/2/10	3,390,977	3,389,000
	0.75%	6/15/10	7/7/10	2,824,941	2,824,000
	0.75%	6/29/10	7/27/10	354,015	354,000
	0.85%	6/15/10	7/7/10	888,335	888,000
Greenwich	0.25%	6/15/10	7/14/10	5,631,626	5,631,000
	0.947%	6/23/10	7/23/10	731,154	731,000
	0.947%	6/25/10	7/28/10	434,069	434,000
	0.95%	6/4/10	7/12/10	3,659,606	3,657,000
	0.95%	6/10/10	7/12/10	1,679,930	1,679,000
	0.95%	6/11/10	7/12/10	1,081,570	1,081,000
	1.147%	6/23/10	7/23/10	1,380,352	1,380,000
	1.147%	6/25/10	7/28/10	1,424,272	1,424,000
	1.147%	6/29/10	7/27/10	1,499,095	1,499,000
	1.346%	6/30/10	7/29/10	7,196,269	7,196,000
JPMorgan Chase	0.23%	6/22/10	7/7/10	2,480,659	2,480,516
	0.75%	6/22/10	7/22/10	12,426,329	12,424,000
Morgan Stanley	0.55%	6/18/10	7/20/10	4,029,800	4,029,000
	1.10%	6/17/10	7/19/10	1,598,684	1,598,000
					$119,408,650

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended June 30, 2010 was $140,436,659 at a weighted average interest rate of 0.62%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at June 30, 2010 was $132,521,339.

The Fund received $340,000 in principal value of corporate notes and $518,000 in cash as collateral for reverse repurchase agreements outstanding. Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received in the form of securities will not be pledged.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at June 30, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	6/30/10
Investments in Securities - Assets
Mortgaged-Backed Securities:	—	$84,624,142	$4,812,407	$89,436,549
Corporate Bonds & Notes:
Airlines	—	1,042,500	4,187,101	5,229,601
All Other	—	70,590,041	—	70,590,041
U.S. Government Agency Securities	—	18,743,456	—	18,743,456
Asset-Backed Securities	—	10,438,254	1,084,943	11,523,197
U.S. Treasury Obligations	—	7,858,924	—	7,858,924
Senior Loans	—	2,791,128	—	2,791,128
Municipal Bonds & Notes	—	1,417,457	—	1,417,457
Common Stock	$881,342	—	—	881,342
Convertible Preferred Stock	—	444,639	—	444,639
Short-Term Investments	—	35,407,964	956,200	36,364,164
Options Purchased:
Market Price	2,128,500	—	—	2,128,500
Total Investments in Securities - Assets	$3,009,842	$233,358,505	$11,040,651	$247,408,998

Investments in Securities - Liabilities
Options Written, at value:
Market Price	$(118,250)	—	—	$(118,250)

Other Financial Instruments* - Assets
Credit Contracts	—	$3,465,731	$476,512	$3,942,243
Interest Rate Contracts	—	15,266,745	—	15,266,745
Foreign Exchange Contracts	—	556,621	—	556,621
Total Other Financial Instruments * - Assets	—	$19,289,097	$476,512	$19,765,609

Other Financial Instruments* - Liabilities
Credit Contracts	—	$(2,000,291)	—	$(2,000,291)
Interest Rate Contracts	—	(16,334,902)	—	(16,334,902)
Market Price	$(3,497,775)	(6,415,771)	—	(9,913,546)
Foreign Exchange Contracts	—	(35,265)	—	(35,265)
Total Other Financial Instruments * - Liabilities	$(3,497,775)	$(24,786,229)	—	$(28,284,004)
Total Investments	$(606,183)	$227,861,373	$11,517,163	$238,772,353

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers into and out of Levels 1 and 2 during the three months ended June 30, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended June 30, 2010, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized
	Balance	Purchases(Sales)	Discounts	Net Realized	Appreciation/	Transfers into	Transfers out	Ending Balance
	3/31/10	and Settlements	(Premiums)	Gain(Loss)	Depreciation	Level 3**	of Level 3	6/30/10
Investments in Securities - Assets
Mortgaged-Backed Securities:	$4,319,510	$(74,882)	$287	$13,127	$554,365	—	—	$4,812,407
Corporate Bonds & Notes:
Airlines	4,258,178	(101,014)	12,536	13,491	3,910	—	—	4,187,101
Asset-Backed Securities	1,073,021	—	(27)	—	11,949	—	—	1,084,943
Short-Term Investments	—	—	—	—	—	$956,200	—	956,200
Total Investments in Securities - Assets	$9,650,709	$(175,896)	$12,796	$26,618	$570,224	$956,200	—	$11,040,651

Other Financial Instruments* - Assets
Credit Contracts	$388,360	—	—	—	$88,152	—	—	$476,512

Total Investments	$10,039,069	$(175,896)	$12,796	$26,618	$658,376	$956,200	—	$11,517,163

** Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

The net change in unrealized appreciation/depreciation of investments and other financial instruments, which the Fund held at June 30, 2010 was $569,422 and $88,152 respectively.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Global StocksPlus® & Income Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 17, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 17, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 17, 2010